Derivatives and Hedging Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives and Hedging Activities (Details) [Line Items]
Gain (loss) on derivative instrument	$ 6,200,000	$ 2,900,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	74.9
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	42,000,000.0
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 10,400,000	$ 25,000,000.0